Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 15.4	$ 11.5	$ 17.8
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.7	11.1	11.1
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.9	11.4	11.7
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.9	3.1	7.0
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.4	4.6	9.1
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.5	5.0	3.7
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.7	5.2	3.1
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(15.9)	(14.8)	(25.0)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.0	14.6	15.7
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	43.8	$ 37.0	$ 51.6
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.5
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.4
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.9
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.4
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.1
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.6
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.1
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(19.1)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.6
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	33.8
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	23.2
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.7
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	22.0
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	20.8
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.4
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.5
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.1
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	32.8
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	45.4
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.4
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.7
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.0
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.3
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.9
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.5
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.7
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.3
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 22.0